Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020 CAD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2020 CAD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders		$ 83,824		$ 69,868		$ 158,453		$ 133,149
Cash dividend declared per common share (USD per share) | $ / shares		$ 0.1551		$ 0.1410		$ 0.2961		$ 0.2692
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	$ 1,549		$ 1,549		$ 3,097		$ 3,097
Dividend declared per preferred share (CAD per share) | $ / shares	$ 0.3226		$ 0.3226		$ 0.6452		$ 0.6452
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders	$ 1,273		$ 1,273		$ 2,546		$ 2,523
Dividend declared per preferred share (CAD per share) | (per share)	$ 0.3182		$ 0.3182			$ 0.6364	$ 0.6307